UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Altrinsic Global Advisors, LLC

Address:  100 First Stamford Place
          Stamford, Connecticut 06902

13F File Number: 28-10104

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John Hock
Title:  Managing Member
Phone:  (203) 324-6900


Signature, Place and Date of Signing:

/s/ John Hock                      Stamford, CT                May 10, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  89

Form 13F Information Table Value Total: $1,059,873
                                     (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                                    FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN 2    COLUMN 3   COLUMN 4    COLUMN 5     COLUMN 6      COLUMN 7    COLUMN 8

                                                     US MARKET
                              TITLE                   VALUE                   INVESTMENT    OTHER       VOTING
NAME OF ISSUER                OF CLASS    CUSIP      (x1000)     SHARES       DISCRETION    MANAGERS    AUTHORITY
Affymetrix Inc                COM         00826T108     1,346       40,862    Sole          None        Sole
Aflac Inc                     COM         001055102     1,372       30,400    Sole          None        Sole
Alexion Pharmaceutical        COM         015351109     2,834       80,000    Sole          None        Sole
Altria Group Inc              COM         02209S103    23,467      331,176    Sole          None        Sole
Ambac Finl                    COM         023139108    37,192      467,235    Sole          None        Sole
American Express              COM         025816109     1,760       33,500    Sole          None        Sole
American International Group  COM         026874107     1,731       26,191    Sole          None        Sole
Apache Corp                   COM         037411105     9,295      141,894    Sole          None        Sole
Apex Silver Mines Ltd         ORD         g04074103     7,281      306,579    Sole          None        Sole
Arena Pharmaceuticals Inc     COM         040047102     1,358       75,000    Sole          None        Sole
ATI Technologies Inc          COM         001941103    22,803    1,327,290    Sole          None        Sole
Baxter Intl                   COM         071813109     8,961      230,900    Sole          None        Sole
Bioenvision Inc               COM         09059N100     2,353      330,000    Sole          None        Sole
Biomarin Pharmaceutica        COM         09061G101    16,119    1,201,100    Sole          None        Sole
Biomet Inc                    COM         090613100     4,262      120,000    Sole          None        Sole
Boston Scientific Corp        COM         101137107     7,600      329,700    Sole          None        Sole
BP PLC                        ADR         055622104    33,537      486,460    Sole          None        Sole
Bristol Myers Squibb          COM         110122108    33,131    1,346,249    Sole          None        Sole
Caliper Life Sciences Com     COM         130872104       960      150,000    Sole          None        Sole
Capital Sr Living Corp        COM         140475104     1,513      135,100    Sole          None        Sole
Caraco Pharm Labs Ltd         COM         14075T107     2,354      181,100    Sole          None        Sole
Cendant Corp                  COM         151313103     8,572      494,044    Sole          None        Sole
Cisco Systems Inc             COM         17275R102    14,073      649,445    Sole          None        Sole
Citigroup Inc                 COM         172967101     2,418       51,200    Sole          None        Sole
Clear Channel Communications  COM         184502102       296       10,200    Sole          None        Sole
Coeur D'Alene Mines Corp      COM         192108108    15,796    2,408,000    Sole          None        Sole
Costco Wholesale              COM         22160K105    11,147      205,809    Sole          None        Sole
Du Pont (E I) De Nemours      COM         263534109     1,292       30,600    Sole          None        Sole
Eclipsys                      COM         278856109     3,542      150,000    Sole          None        Sole
Edp Energias Portug           ADR         268353109     7,215      184,138    Sole          None        Sole
Emdeon Corp                   COM         290849108     4,968      460,000    Sole          None        Sole
EOG Resources                 COM         26875P101    57,780       80,277    Sole          None        Sole
Everest Re                    COM         G3223R108     4,407       47,200    Sole          None        Sole
Fifth Third Bancorp           COM         316773100       748       19,000    Sole          None        Sole
Fisher Scientific Intl        COM         338032204     4,287       63,000    Sole          None        Sole
Foster Wheeler Ltd            COM         G36535139    11,143      235,540    Sole          None        Sole
Gannett Co                    COM         364730101       473        7,900    Sole          None        Sole
General Electric Co           COM         369604103    19,824      569,991    Sole          None        Sole
Global Industries Ltd         COM         379336100    11,288      779,014    Sole          None        Sole
Grupo Televisa ADR            ADR         40049J206       349       17,520    Sole          None        Sole
Heinz (H J) Co                COM         423074103    12,796      337,457    Sole          None        Sole
Home Depot Inc                COM         437076102       288        6,800    Sole          None        Sole
Horizon Health                COM         44041Y104     2,871      145,000    Sole          None        Sole
IAC Interactivecorp           COM         44919P300     9,625      326,596    Sole          None        Sole
Idenix Pharmaceuticals Inc    COM         45166R204     3,528      260,000    Sole          None        Sole
Imclone Systems Inc           COM         45245W109    60,307    1,772,683    Sole          None        Sole
Intl Paper Co                 COM         460146103    15,562      450,158    Sole          None        Sole
Johnson & Johnson             COM         478160104       308        5,200    Sole          None        Sole
JP Morgan Chase               COM         46625H100    29,643      711,886    Sole          None        Sole
Kookmin Bk ADR                ADR         50049M109    27,965      326,996    Sole          None        Sole
Lexmark Intl Inc              COM         529771107     9,298      204,900    Sole          None        Sole
Liberty Media Ser A           SER A       530718105    25,836    3,146,873    Sole          None        Sole
Lifepoint Hospitals Inc       COM         53219L109     3,110      100,000    Sole          None        Sole
Lucent Technologies           COM         549463107    21,217    6,956,411    Sole          None        Sole
Massey Energy Co              COM         576206106     4,929      136,650    Sole          None        Sole
Mcdonalds Corp                COM         580135101     9,748      283,714    Sole          None        Sole
Medarex Inc Com               COM         583916101     1,947      147,300    Sole          None        Sole
Mgi Pharma Inc                COM         552880106     1,750      100,000    Sole          None        Sole
Microsoft Corp                COM         594918104       838       30,800    Sole          None        Sole
Millennium Pharmactcls        COM         599902103     1,514      150,000    Sole          None        Sole
Molson Coors Brewing Co       CLASS B     60871R209    25,903      377,480    Sole          None        Sole
Morgan Stanley                COM         617446448     8,343      132,810    Sole          None        Sole
Noble Energy Inc              COM         655044105    33,976      773,596    Sole          None        Sole
Officemax                     COM         67622P101    21,951      727,580    Sole          None        Sole
Omnicom Group                 COM         681919106       466        5,600    Sole          None        Sole
Oracle Corp                   COM         68389X105    22,265    1,626,357    Sole          None        Sole
Posco                         ADR         693483109     3,088       48,400    Sole          None        Sole
Procter & Gamble Co           COM         742718109       386        6,700    Sole          None        Sole
Protective Life               COM         743674103    18,515      372,239    Sole          None        Sole
Pss World Medical Inc         COM         69366A100     4,292      222,500    Sole          None        Sole
Radiation Therapy Services    COM         750323206     2,806      110,000    Sole          None        Sole
Republic Services             COM         760759100     8,797      206,941    Sole          None        Sole
Rite-Aid                      COM         767754104     5,600    1,400,000    Sole          None        Sole
Sprint Corp                   COM         852061100    29,325    1,134,889    Sole          None        Sole
Stora Enso                    ADR         86210M106     8,558      557,520    Sole          None        Sole
Take-Two Interactive Softwre  COM         874054109     1,136       60,880    Sole          None        Sole
Tenet Healthcare              COM         88033G100    23,060    3,124,678    Sole          None        Sole
The Cooper Cos Inc            COM         216648402     3,782       70,000    Sole          None        Sole
Tjx Companies Inc             COM         872540109       333       13,400    Sole          None        Sole
Torchmark Corp                COM         891027104    31,535      552,284    Sole          None        Sole
Tyco International            COM         902124106    27,567    1,025,544    Sole          None        Sole
United Microelectronics-ADR   ADR         910873207    26,770    7,850,310    Sole          None        Sole
United Technologies Corp      COM         913017109     2,391       41,250    Sole          None        Sole
Vodafone Group ADR            ADR         92857W100    56,342    2,695,800    Sole          None        Sole
Wachovia Corp                 COM         929903102     1,682       30,000    Sole          None        Sole
Wal-Mart Stores               COM         931142103       794       16,800    Sole          None        Sole
Wrigley (Wm) Jr Co            COM         982526105       499        7,800    Sole          None        Sole
Wyeth                         COM         983024100    45,243      932,451    Sole          None        Sole
Zymogenetics Inc              COM         98985T109       541       25,000    Sole          None        Sole








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